Other Assets (Schedule Of Other Assets) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other Assets [Abstract]
Property and equipment at cost	$ 709	$ 693
Accumulated depreciation	(474)	(411)
Net property and equipment	235	282
Restricted cash collections for securitization trusts	3,664	2,983
Deferred tax asset	2,040	1,190
Cash reserve deposits held-for-securitization trusts	402	442
Fair value of derivative contracts in receivable position	362	2,298
Nonmarketable equity securities	337	303
Collateral placed with counterparties	328	1,290
Unamortized debt issuance costs	312	425
Other accounts receivable	290	525
Restricted cash and cash equivalents	205	889
Other assets	1,414	1,281
Total other assets	$ 9,589	$ 11,908